UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                       Form 13F
                  Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
               JUNE 30, 2005

Check here if Amendment [  ];
  Amendment Number:  _______
  This Amendment (Check only one):
        [   ] is a restatement.
        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
         Name:      DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
         Address:   345 PARK AVENUE
                    NEW YORK, NY 10154

         Form 13F File Number: 28-10249

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
         Name:    JEFFREY RUIZ
         Title:   VICE PRESIDENT
         Phone:   212-250-3667

Signature, Place, and Date of Signing:
              JEFFREY RUIZ,
              NEW YORK, NEW YORK,
              AUGUST 15, 2005

Report type (Check only one):
  [   ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
  [ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
  [   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
         Form 13F File Number
         Name Deutsche Bank Aktiengesellschaft